ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 20,561	$ 22,027
Payable for purchase of property and equipment	2,097	1,888
Accrued rental expenses	4,037	3,442
Business taxes and other tax payable	1,931	2,414
Individual income taxes withheld	634	579
Payable to other service providers and suppliers	491	3,531
Others	2,722	1,394
Accrued expenses and other current liabilities	$ 32,473	$ 35,275